Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income per Share
Schedule of computation of basic and diluted net income per share attributable to ordinary shareholders

	2013	2014	2015
Net income attributable to ordinary shareholders—basic	$9,076,420	$4,978,561	$19,167,718
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	$78,645	$1,830,070	$5,169,295
Net income attributable to ordinary shareholders—diluted	$9,155,065	$6,808,631	$24,337,013
Weighted average number of ordinary shares outstanding—basic	100,000,000	83,683,960	114,124,300
Plus: convertible redeemable preferred shares	866,480	30,761,401	—
Plus: share options	—	—	5,474,647
Weighted average number of ordinary shares outstanding—diluted	100,866,480	114,445,361	119,598,947
Basic net income per share	0.09	0.06	0.17
Diluted net income per share	0.09	0.06	0.16

Schedule of antidilutive securities excluded from computation of earning per share
	As of December 31,
	2013	2014	2015
Share options	—	12,028,400	3,586,600
Restricted shares	—	—	2,680,400
Convertible redeemable preferred shares	—	—	30,777,906
Total	—	12,028,400	37,044,906